Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
C000222147
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CCT Thematic Equity Fund, Institutional Shares
Without Sales Load [Member] | C000222147
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%	11.86%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	15.87%	12.63%